Goodwill And Other Intangible Assets (Carrying Amount Of Goodwill By Business Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Goodwill [Line Items]
Goodwill	¥ 2,476,863		¥ 2,158,512		¥ 2,094,839
Accumulated impairment losses	(1,748,348)		(1,740,556)		(1,740,556)
Goodwill, Net	728,515		417,956		354,283
Goodwill acquired during the fiscal year	258,010	[1]	39,683	[1]
Impairment loss	(7,792)
Foreign currency translation adjustments and other	60,341		23,990
Integrated Trust Assets Business Group [Member]
Goodwill [Line Items]
Impairment loss	(7,792)
Business Segment [Member] | Integrated Retail Banking Business Group [Member]
Goodwill [Line Items]
Goodwill	840,055		840,055		840,055
Accumulated impairment losses	(840,055)		(840,055)		(840,055)
Business Segment [Member] | Integrated Corporate Banking Business Group [Member]
Goodwill [Line Items]
Goodwill	885,234		885,234		885,234
Accumulated impairment losses	(885,234)		(885,234)		(885,234)
Business Segment [Member] | Integrated Trust Assets Business Group [Member]
Goodwill [Line Items]
Goodwill	37,795		22,527		22,527
Accumulated impairment losses	(22,527)		(14,735)		(14,735)
Goodwill, Net	15,268		7,792		7,792
Goodwill acquired during the fiscal year	14,443	[1]
Impairment loss	(7,792)
Foreign currency translation adjustments and other	825
Business Segment [Member] | Integrated Global Business Group [Member]
Goodwill [Line Items]
Goodwill	494,093		408,396		344,723
Accumulated impairment losses	(532)		(532)		(532)
Goodwill, Net	493,561		407,864		344,191
Goodwill acquired during the fiscal year	26,181	[1]	39,683	[1]
Foreign currency translation adjustments and other	59,516		23,990
Business Segment [Member] | Integrated Global Business Group [Member] | Other Than MUAH [Member]
Goodwill [Line Items]
Goodwill	152,203		152,203		152,203
Accumulated impairment losses	(532)		(532)		(532)
Goodwill, Net	151,671		151,671		151,671
Business Segment [Member] | Integrated Global Business Group [Member] | MUAH [Member]
Goodwill [Line Items]
Goodwill	341,890		256,193		192,520
Goodwill, Net	341,890		256,193		192,520
Goodwill acquired during the fiscal year	26,181	[1]	39,683	[1]
Foreign currency translation adjustments and other	59,516		23,990
Business Segment [Member] | Krungsri [Member]
Goodwill [Line Items]
Goodwill	217,386
Goodwill, Net	217,386
Goodwill acquired during the fiscal year	217,386	[1]
Business Segment [Member] | Global Markets [Member]
Goodwill [Line Items]
Goodwill	2,300		2,300		2,300
Goodwill, Net	¥ 2,300		¥ 2,300		¥ 2,300

[1]	See Note 2 for the goodwill acquired in connection with principal acquisitions.